Financial Assets And Liabilities - Summary of financial assets at fair value through profit or loss (Details) - Argentina, Pesos - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclousre of Detailed Information About Currency Risk [Line Items]
Changes in rates in Argentine pesos	78.00%	63.00%
Effect on profit or loss	$ (57,193)	$ (69,835)
Effect on profit or loss	57,193	69,835
Effect on equity	(57,193)	(69,835)
Effect on equity	$ 57,193	$ 69,835